Segment and Corporate Information - Segment Activities Calc2 (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenue Table
Revenue	€ 4,345,032,000	€ 4,213,705,000	€ 8,477,589,000	€ 8,189,334,000
Inter-segment revenue	0		0	0
Revenue external customers	€ 4,345,032,000	€ 4,213,705,000	€ 8,477,589,000	€ 8,189,334,000